Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from Operating Activities:
Net income (loss)	$ 154,412	$ (1,326,011)
Adjustments to reconcile income (loss) to net cash used in operating activities:
Depreciation and amortization	38,404	37,587
Allowance for CECL - trade receivable, net	69	963
(Gain) loss on foreign currency transactions	142,028	(139)
Gain on valuation of warrants	(770,352)
Gain on deconsolidation	(157,555)
Share-based compensation		746,709
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivables	(19,612)	9,294
Decrease (increase) in other receivables	(31,464)	492
Increase in prepaid expense	(154,566)	(43,243)
(Decrease) increase in accounts payable and accrued expenses	(13,400)	142,635
Increase in VAT and other tax payable	2,917	6,605
(Decrease) increase in related party payable	(3,243)	12,205
Increase in deferred income	7,477	8,349
Net Cash Used in Operating Activities	(804,885)	(404,554)
Cash Flows from Investing Activities:
Purchase of fixtures, office equipment and improvements	(40,916)	(13,325)
Cash removed from consolidation due to deconsolidation of VIE	(118)
Net Cash Used in Investing Activities	(41,034)	(13,325)
Cash Flows from Financing Activities:
Proceeds from exercise series warrants A	324,000
Net Cash Provided by Financing Activities	324,000
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	1,185	(1,385)
Net decrease in cash, cash equivalents and restricted cash	(520,734)	(419,264)
Cash, cash equivalents, and restricted cash - beginning of the period	1,826,834	503,505
Cash, cash equivalents, and restricted cash - end of the period	1,306,100	84,241
Cash and cash equivalents	1,306,100	83,787
Restricted foreign currency		454
Total cash, cash equivalents, and restricted cash	$ 1,306,100	84,241
Non-cash investing and financing activities
Share-based compensation applied to construction in progress		24,950
Share-based compensation applied to prepaid expense		$ 746,709